Credit Facility (Schedule of Future Principal Payments Due on Secured Credit Facility) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
2020	$ 4,530
2021	155,207
2022	279,922
2023	252,712
Total	$ 832,481
Secured Credit Facility [Member]
Debt Instrument [Line Items]
2019		$ 0
2020		0
2021		0
2022		105,000
2023		250,000
Total		$ 355,000